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American Funds® Global Growth Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class A (with sales charge)
Accumulated Value						$ 9,425							$ 9,600						$ 12,101						$ 11,848						$ 13,453						$ 15,349					$ 21,038					$ 14,901					$ 16,502				$ 21,770		$ 26,721
American Funds® Global Growth Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class C (with sales charge)
Accumulated Value						10,000							10,099						12,640						12,280						13,844						15,678					21,334					14,984					16,477				21,737		26,680
American Funds® Global Growth Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class T (with sales charge)
Accumulated Value			$ 9,748					$ 11,262							$ 11,052						$ 12,586						$ 14,397						$ 19,777						$ 14,037					$ 15,596					$ 20,623				$ 25,373
American Funds® Global Growth Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class F-1
Accumulated Value						10,000							10,177						12,824						12,549						14,254						16,270					22,297					15,779					17,481				23,050		28,286
American Funds® Global Growth Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class F-2
Accumulated Value						10,000							10,198						12,888						12,646						14,403						16,472					22,648					16,067					17,849				23,597		29,031
American Funds® Global Growth Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class F-3
Accumulated Value				$ 10,000					$ 12,007							$ 11,798						$ 13,447						$ 15,399						$ 21,192						$ 15,054					$ 16,733					$ 22,155				$ 27,286
American Funds® Global Growth Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class 529-A (with sales charge)
Accumulated Value						9,649							9,822						12,380						12,111						13,754						15,683					21,498					15,212					16,844				22,211		27,250
American Funds® Global Growth Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class 529-C (with sales charge)
Accumulated Value						10,000							10,092						12,620						12,258						13,807						15,624					21,417					15,154					16,781				22,127		27,148
American Funds® Global Growth Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class 529-E
Accumulated Value						10,000							10,145						12,753						12,456						14,113						16,057					21,955					15,507					17,121				22,533		27,583
American Funds® Global Growth Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class 529-T (with sales charge)
Accumulated Value			9,748					11,256							11,040						12,564						14,368						19,731						13,995					15,541					20,540				25,261
American Funds® Global Growth Portfolio - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class 529-F-1
Accumulated Value						10,000							10,197						12,874						12,633						14,370						16,432					22,564					16,004					17,754				23,460		28,848
American Funds Global Growth Portfolio Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class 529-F-2
Accumulated Value	$ 10,000											$ 13,736						$ 9,746						$ 10,823						$ 14,313						$ 17,610
American Funds Global Growth Portfolio Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class 529-F-3
Accumulated Value	10,000											13,751						9,763						10,848						14,351						17,667
American Funds Global Growth Portfolio Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class ABLE-A (with sales charge)
Accumulated Value		$ 9,652					$ 8,835							$ 10,034						$ 11,449						$ 15,728						$ 11,147						$ 12,365					$ 16,329					$ 20,062
American Funds Global Growth Portfolio Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class ABLE-F-2
Accumulated Value	10,000											13,751						9,769						10,851						14,353						17,671
American Funds® Global Growth Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class R-1
Accumulated Value						10,000							10,103						12,640						12,289						13,854						15,706					21,387					15,040					16,565				21,696		26,445
American Funds® Global Growth Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class R-2
Accumulated Value						10,000							10,103						12,638						12,286						13,849						15,687					21,350					15,006					16,497				21,605		26,319
American Funds® Global Growth Portfolio - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class R-2E
Accumulated Value						10,000							10,184						12,779						12,453						14,088						15,999					21,836					15,390					16,967				22,291		27,229
American Funds® Global Growth Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class R-3
Accumulated Value						10,000							10,146						12,748						12,446						14,098						16,033					21,922					15,477					17,096				22,481		27,520
American Funds® Global Growth Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class R-4
Accumulated Value						10,000							10,181						12,830						12,567						14,275						16,292					22,339					15,816					17,528				23,123		28,378
American Funds® Global Growth Portfolio - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class R-5E
Accumulated Value					$ 10,000					$ 10,103							$ 12,772						$ 12,530						$ 14,270						$ 16,312						$ 22,412					$ 15,901					$ 17,647				$ 23,333		$ 28,703
American Funds® Global Growth Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class R-5
Accumulated Value						10,000							10,203						12,902						12,666						14,432						16,520					22,715					16,130					17,923				23,722		29,194
American Funds® Global Growth Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Global Growth Portfolio — Class R-6
Accumulated Value						10,000							10,213						12,915						12,692						14,467						16,563					22,796					16,196					18,002				23,831		29,350
American Funds® Growth Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class A (with sales charge)
Accumulated Value						9,425							9,746						12,124						12,368						13,780						15,769					22,253					15,997					17,713				24,337		29,913
American Funds® Growth Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class C (with sales charge)
Accumulated Value						10,000							10,254						12,650						12,820						14,173						16,102					22,547					16,084					17,678				24,289		29,854
American Funds® Growth Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class T (with sales charge)
Accumulated Value			9,750					11,060							11,315						12,634						14,502						20,501						14,779					16,417					22,601				27,850
American Funds® Growth Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class F-1
Accumulated Value						10,000							10,332						12,838						13,099						14,592						16,706					23,564					16,941					18,762				25,757		31,651
American Funds® Growth Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class F-2
Accumulated Value						10,000							10,358						12,912						13,205						14,755						16,930					23,943					17,257					19,158				26,379		32,508
American Funds® Growth Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class F-3
Accumulated Value				10,000					11,655							11,936						13,346						15,334						21,709						15,666					17,407					23,994				29,586
American Funds® Growth Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class 529-A (with sales charge)
Accumulated Value						9,649							9,966						12,393						12,641						14,074						16,096					22,707					16,322					18,069				24,804		30,474
American Funds® Growth Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class 529-C (with sales charge)
Accumulated Value						10,000							10,244						12,634						12,788						14,131						16,044					22,633					16,269					18,010				24,723		30,375
American Funds® Growth Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class 529-E
Accumulated Value						10,000							10,302						12,775						12,997						14,445						16,491					23,208					16,640					18,382				25,185		30,875
American Funds® Growth Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class 529-T (with sales charge)
Accumulated Value			9,750					11,054							11,303						12,618						14,472						20,454						14,736					16,352					22,504				27,720
American Funds® Growth Portfolio - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class 529-F-1
Accumulated Value						10,000							10,347						12,887						13,174						14,705						16,863					23,834					17,168					19,049				26,205		32,273
American Funds® Growth Portfolio - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class 529-F-2
Accumulated Value	10,000											14,136						10,187						11,310						15,572						19,181
American Funds® Growth Portfolio - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class 529-F-3
Accumulated Value	10,000											14,148						10,201						11,333						15,611						19,242
American Funds® Growth Portfolio - Class ABLE- A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class ABLE-A (with sales charge)
Accumulated Value		9,650					8,949							9,974						11,417						16,137						11,616						12,881					17,709					21,791
American Funds® Growth Portfolio Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class ABLE-F-2
Accumulated Value	10,000											14,163						10,210						11,341						15,626						19,268
American Funds® Growth Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class R-1
Accumulated Value						10,000							10,257						12,653						12,819						14,176						16,110					22,558					16,100					17,701				24,124		29,436
American Funds® Growth Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class R-2
Accumulated Value						10,000							10,257						12,653						12,822						14,181						16,115					22,571					16,105					17,712				24,148		29,465
American Funds® Growth Portfolio - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class R-2E
Accumulated Value						10,000							10,294						12,740						12,940						14,360						16,355					22,969					16,444					18,128				24,791		30,323
American Funds® Growth Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class R-3
Accumulated Value						10,000							10,302						12,769						12,994						14,435						16,474					23,177					16,617					18,353				25,134		30,804
American Funds® Growth Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class R-4
Accumulated Value						10,000							10,329						12,850						13,108						14,607						16,721					23,591					16,968					18,793				25,822		31,740
American Funds® Growth Portfolio - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class R-5E
Accumulated Value					10,000					10,273							12,812						13,096						14,627						16,778						23,717					17,088					18,960				26,101		32,154
American Funds® Growth Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class R-5
Accumulated Value						10,000							10,361						12,921						13,225						14,782						16,967					24,014					17,317					19,236				26,503		32,672
American Funds® Growth Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth Portfolio — Class R-6
Accumulated Value						10,000							10,366						12,935						13,246						14,811						17,013					24,085					17,380					19,311				26,616		32,824
American Funds® Growth and Income Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class A (with sales charge)
Accumulated Value						9,425							9,800						11,534						11,598						12,877						13,896					18,125					14,976					16,190				20,883		24,602
American Funds® Growth and Income Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class C (with sales charge)
Accumulated Value						10,000							10,316						12,053						12,031						13,258						14,200					18,390					15,083					16,189				20,882		24,601
American Funds® Growth and Income Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class T (with sales charge)
Accumulated Value			9,747					10,689							10,777						11,998						12,982						16,974						14,064					15,255					19,724				23,296
American Funds® Growth and Income Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class F-1
Accumulated Value						10,000							10,386						12,227						12,291						13,642						14,718					19,190					15,849					17,125				22,078		25,999
American Funds® Growth and Income Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class F-2
Accumulated Value						10,000							10,411						12,285						12,383						13,778						14,901					19,483					16,130					17,483				22,601		26,686
American Funds® Growth and Income Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class F-3
Accumulated Value				10,000					11,257							11,358						12,653						13,691						17,924						14,861					16,116					20,849				24,647
American Funds® Growth and Income Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class 529-A (with sales charge)
Accumulated Value						9,648							10,016						11,783						11,844						13,146						14,183					18,497					15,278					16,509				21,291		25,067
American Funds® Growth and Income Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class 529-C (with sales charge)
Accumulated Value						10,000							10,305						12,030						11,998						13,213						14,149					18,454					15,242					16,470				21,241		25,008
American Funds® Growth and Income Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class 529-E
Accumulated Value						10,000							10,367						12,161						12,196						13,509						14,535					18,916					15,588					16,810				21,620		25,404
American Funds® Growth and Income Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class 529-T (with sales charge)
Accumulated Value			9,747					10,685							10,765						11,978						12,954						16,929						14,019					15,196					19,636				23,180
American Funds® Growth and Income Portfolio - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class 529-F-1
Accumulated Value						10,000							10,403						12,270						12,362						13,753						14,872					19,427					16,067					17,406				22,481		26,536
American Funds® Growth and Income Portfolio - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class 529-F-2
Accumulated Value	10,000											13,070						10,824						11,728						15,160						17,899
American Funds® Growth and Income Portfolio - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class 529-F-3
Accumulated Value	10,000											13,078						10,836						11,751						15,195						17,947
American Funds® Growth and Income Portfolio Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class ABLE-A (with sales charge)
Accumulated Value		9,652					9,126							10,131						10,939						14,295						11,819						12,798					16,518					19,472
American Funds® Growth and Income Portfolio - Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class ABLE-F-2
Accumulated Value	10,000											13,086						10,841						11,761						15,215						17,976
American Funds® Growth and Income Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class R-1
Accumulated Value						10,000							10,308						12,046						12,024						13,244						14,185					18,366					15,058					16,167				20,687		24,184
American Funds® Growth and Income Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class R-2
Accumulated Value						10,000							10,308						12,049						12,021						13,250						14,193					18,378					15,068					16,171				20,702		24,216
American Funds® Growth and Income Portfolio - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class R-2E
Accumulated Value						10,000							10,347						12,124						12,136						13,419						14,409					18,705					15,377					16,553				21,247		24,903
American Funds® Growth and Income Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class R-3
Accumulated Value						10,000							10,351						12,152						12,183						13,489						14,506					18,863					15,531					16,741				21,530		25,281
American Funds® Growth and Income Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class R-4
Accumulated Value						10,000							10,388						12,225						12,299						13,654						14,725					19,206					15,865					17,158				22,130		26,067
American Funds® Growth and Income Portfolio - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class R-5E
Accumulated Value					10,000					10,420							12,301						12,395						13,791						14,903						19,480					16,124					17,464				22,574		26,634
American Funds Growth and Income Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class R-5
Accumulated Value						10,000							10,423						12,302						12,406						13,817						14,948					19,552					16,194					17,559				22,707		26,825
American Funds® Growth and Income Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Growth and Income Portfolio — Class R-6
Accumulated Value						10,000							10,428						12,317						12,427						13,840						14,984					19,607					16,251					17,632				22,812		26,959
American Funds Moderate Growth and Income Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class A (with sales charge)
Accumulated Value						9,424							9,749						11,234						11,203						12,532						13,274					16,564					14,076					14,804				18,442		21,251
American Funds Moderate Growth and Income Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class C (with sales charge)
Accumulated Value						10,000							10,265						11,741						11,623						12,907						13,575					16,813					14,178					14,811				18,451		21,262
American Funds Moderate Growth and Income Portfolio -Class T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class T (with sales charge)
Accumulated Value			9,752					10,626							10,618						11,916						12,654						15,830						13,483					14,231					17,773				20,544
American Funds Moderate Growth and Income Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class F-1
Accumulated Value						10,000							10,343						11,911						11,875						13,279						14,059					17,544					14,894					15,666				19,503		22,473
American Funds Moderate Growth and Income Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class F-2
Accumulated Value						10,000							10,369						11,971						11,967						13,422						14,238					17,810					15,162					15,988				19,961		23,042
American Funds Moderate Growth and Income Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class F-3
Accumulated Value				10,000					11,159							11,158						12,531						13,316						16,666						14,200					14,990					18,728				21,655
American Funds® Moderate Growth and Income Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class 529-A (with sales charge)
Accumulated Value						9,647							9,973						11,484						11,441						12,802						13,556					16,912					14,359					15,105				18,811		21,671
American Funds® Moderate Growth and Income Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class 529-C (with sales charge)
Accumulated Value						10,000							10,261						11,725						11,597						12,876						13,535					16,885					14,336					15,081				18,781		21,637
American Funds® Moderate Growth and Income Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class 529-E
Accumulated Value						10,000							10,316						11,850						11,780						13,155						13,890					17,289					14,655					15,371				19,095		21,951
American Funds® Moderate Growth and Income Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class 529-T (with sales charge)
Accumulated Value			9,752					10,622							10,608						11,899						12,621						15,791						13,441					14,180					17,697				20,434
American Funds® Moderate Growth and Income Portfolio - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class 529-F-1
Accumulated Value						10,000							10,360						11,961						11,944						13,397						14,219					17,778					15,125					15,939				19,876		22,945
American Funds® Moderate Growth and Income Portfolio - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class 529-F-2
Accumulated Value	10,000											12,504						10,643						11,225						14,011						16,180
American Funds® Moderate Growth and Income Portfolio - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class 529-F-3
Accumulated Value	10,000											12,511						10,652						11,238						14,034						16,213
American Funds® Moderate Growth and Income Portfolio - Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class ABLE-A (with sales charge)
Accumulated Value		9,653					9,228							10,322						10,938						13,665						11,617						12,230					15,245					17,586
American Funds® Moderate Growth and Income Portfolio - Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class ABLE-F-2
Accumulated Value	10,000											12,518						10,666						11,258						14,058						16,248
American Funds® Moderate Growth and Income Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class R-1
Accumulated Value						10,000							10,267						11,736						11,611						12,893						13,555					16,785					14,145					14,777				18,266		20,897
American Funds® Moderate Growth and Income Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class R-2
Accumulated Value						10,000							10,263						11,740						11,615						12,906						13,564					16,798					14,164					14,788				18,282		20,907
American Funds® Moderate Growth and Income Portfolio - R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class R-2E
Accumulated Value						10,000							10,309						11,829						11,732						13,067						13,773					17,107					14,458					15,145				18,761		21,516
American Funds® Moderate Growth and Income Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class R-3
Accumulated Value						10,000							10,314						11,851						11,775						13,134						13,869					17,253					14,613					15,319				19,023		21,848
American Funds® Moderate Growth and Income Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class R-4
Accumulated Value						10,000							10,343						11,920						11,878						13,292						14,076					17,560					14,916					15,691				19,541		22,509
American Funds® Moderate Growth and Income Portfolio - R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class R-5E
Accumulated Value					10,000					10,338							11,931						11,923						13,361						14,175						17,725					15,082					15,899				19,834		22,889
American Funds® Moderate Growth and Income Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class R-5
Accumulated Value						10,000							10,379						11,989						11,990						13,454						14,288					17,876					15,230					16,068				20,053		23,181
American Funds® Moderate Growth and Income Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Moderate Growth and Income Portfolio — Class R-6
Accumulated Value						10,000							10,377						12,000						12,008						13,481						14,324					17,930					15,274					16,122				20,144		23,286
American Funds® Conservative Growth and Income Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class A (with sales charge)
Accumulated Value						9,429							9,929						11,082						11,111						12,206						12,234					14,725					13,281					13,655				16,507		18,454
American Funds® Conservative Growth and Income Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class C (with sales charge)
Accumulated Value						10,000							10,455						11,580						11,523						12,563						12,507					14,939					13,385					13,658				16,510		18,458
American Funds® Conservative Growth and Income Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class T (with sales charge)
Accumulated Value			9,750					10,319							10,373						11,426						11,495						13,862						12,549					12,925					15,664				17,571
American Funds® Conservative Growth and Income Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class F-1
Accumulated Value						10,000							10,526						11,753						11,779						12,922						12,956					15,584					14,052					14,439				17,442		19,507
American Funds® Conservative Growth and Income Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class F-2
Accumulated Value						10,000							10,554						11,815						11,873						13,058						13,126					15,827					14,310					14,741				17,850		20,008
American Funds® Conservative Growth and Income Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class F-3
Accumulated Value				10,000					10,802							10,866						11,974						12,050						14,536						13,164					13,564					16,446				18,455
American Funds® Conservative Growth and Income Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class 529-A (with sales charge)
Accumulated Value						9,649							10,151						11,333						11,349						12,465						12,500					15,032					13,566					13,930				16,836		18,821
American Funds® Conservative Growth and Income Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class 529-C (with sales charge)
Accumulated Value						10,000							10,435						11,560						11,494						12,525						12,467					14,992					13,530					13,893				16,791		18,771
American Funds® Conservative Growth and Income Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class 529-E
Accumulated Value						10,000							10,505						11,694						11,692						12,809						12,805					15,367					13,833					14,181				17,085		19,063
American Funds® Conservative Growth and Income Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class 529-T (with sales charge)
Accumulated Value			9,750					10,315							10,363						11,408						11,469						13,822						12,508					12,876					15,598				17,489
American Funds® Conservative Growth and Income Portfolio - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class 529-F-1
Accumulated Value						10,000							10,545						11,799						11,855						13,039						13,108					15,791					14,276					14,696				17,773		19,926
American Funds® Conservative Growth and Income Portfolio - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class 529-F-2
Accumulated Value	10,000											12,051						10,902						11,233						13,597						15,245
American Funds® Conservative Growth and Income Portfolio - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class 529-F-3
Accumulated Value	10,000											12,058						10,912						11,247						13,618						15,275
American Funds® Conservative Growth and Income Portfolio - Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class ABLE-A (with sales charge)
Accumulated Value		9,654					9,485							10,406						10,437						12,580						11,351						11,684					14,127					15,822
American Funds® Conservative Growth and Income Portfolio - Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class ABLE-F-2
Accumulated Value	10,000											12,068						10,923						11,255						13,645						15,309
American Funds® Conservative Growth and Income Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class R-1
Accumulated Value						10,000							10,450						11,581						11,519						12,547						12,480					14,910					13,352					13,615				16,331		18,139
American Funds® Conservative Growth and Income Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class R-2
Accumulated Value						10,000							10,444						11,580						11,526						12,554						12,499					14,927					13,369					13,630				16,345		18,149
American Funds® Conservative Growth and Income Portfolio - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class R-2E
Accumulated Value						10,000							10,539						11,713						11,688						12,772						12,744					15,262					13,708					14,016				16,857		18,765
American Funds® Conservative Growth and Income Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class R-3
Accumulated Value						10,000							10,498						11,686						11,680						12,781						12,781					15,331					13,793					14,124				17,016		18,973
American Funds® Conservative Growth and Income Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class R-4
Accumulated Value						10,000							10,528						11,751						11,779						12,934						12,970					15,594					14,074					14,465				17,466		19,536
American Funds® Conservative Growth and Income Portfolio - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class R-5E
Accumulated Value					10,000					10,614							11,873						11,927						13,125						13,177						15,886					14,353					14,783				17,890		20,049
American Funds® Conservative Growth and Income Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class R-5
Accumulated Value						10,000							10,556						11,823						11,888						13,090						13,155					15,867					14,366					14,794				17,933		20,108
American Funds® Conservative Growth and Income Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Conservative Growth and Income Portfolio — Class R-6
Accumulated Value						10,000							10,571						11,836						11,906						13,117						13,199					15,929					14,417					14,867				18,017		20,227
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Aware Conservative Growth and Income Portfolio —Class A (with sales charge)
Accumulated Value						9,627							10,062						11,272						11,434						12,701						12,949					15,485					13,630					14,300				17,530		19,627
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Aware Conservative Growth and Income Portfolio —Class C (with sales charge)
Accumulated Value						10,000							10,370						11,543						11,622						12,812						12,982					15,418					13,478					14,034				17,204		19,262
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Aware Conservative Growth and Income Portfolio —Class T (with sales charge)
Accumulated Value			9,749					10,471							10,652						11,866						12,134						14,552						12,856					13,522					16,635				18,679
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Aware Conservative Growth and Income Portfolio —Class F-1
Accumulated Value						10,000							10,447						11,716						11,885						13,187						13,448					16,074					14,141					14,819				18,169		20,334
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Aware Conservative Growth and Income Portfolio —Class F-2
Accumulated Value						10,000							10,472						11,766						11,966						13,319						13,608					16,315					14,397					15,126				18,598		20,861
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Aware Conservative Growth and Income Portfolio —Class F-3
Accumulated Value				10,000					10,983							11,181						12,459						12,744						15,295						13,510					14,210					17,481				19,631
American Funds® Preservation Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class A (with sales charge)
Accumulated Value						9,745							9,931						9,939						9,876						10,377						10,937					10,929					10,110					10,307				11,027		11,618
American Funds® Preservation Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class C (with sales charge)
Accumulated Value						10,000							10,118						10,064						9,918						10,357						10,832					10,756					9,882					10,004				10,702		11,276
American Funds® Preservation Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class T (with sales charge)
Accumulated Value			9,754					9,841							9,797						10,324						10,912						10,935						10,157					10,391					11,140				11,786
American Funds Preservation Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class F-1
Accumulated Value						10,000							10,190						10,200						10,134						10,647						11,224					11,214					10,372					10,585				11,312		11,930
American Funds® Preservation Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class F-2
Accumulated Value						10,000							10,218						10,254						10,217						10,764						11,375					11,396					10,568					10,802				11,589		12,257
American Funds® Preservation Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class F-3
Accumulated Value				10,000					10,138							10,101						10,663						11,278						11,311						10,501					10,746					11,541				12,206
American Funds® Preservation Portfolio - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class 529-A (with sales charge)
Accumulated Value						9,755							9,947						9,955						9,879						10,380						10,941					10,944					10,124					10,323				11,034		11,641
American Funds Preservation Portfolio - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class 529-C (with sales charge)
Accumulated Value						10,000							10,110						10,041						9,898						10,321						10,796					10,800					9,990					10,186				10,888		11,487
American Funds Preservation Portfolio - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class 529-E
Accumulated Value						10,000							10,164						10,159						10,061						10,548						11,093					11,060					10,218					10,394				11,086		11,669
American Funds® Preservation Portfolio - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class 529-T (with sales charge)
Accumulated Value			9,754					9,836							9,786						10,305						10,886						10,903						10,119					10,347					11,084				11,719
American Funds® Preservation Portfolio - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class 529-F-1
Accumulated Value						10,000							10,219						10,251						10,198						10,751						11,357					11,371					10,538					10,762				11,536		12,176
American Funds® Preservation Portfolio - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class 529-F-2
Accumulated Value	10,000											10,017						9,300						9,509						10,190						10,777
American Funds® Preservation Portfolio - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class 529-F-3
Accumulated Value	10,000											10,022						9,307						9,518						10,204						10,795
American Funds® Preservation Portfolio - Class ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class ABLE-A (with sales charge)
Accumulated Value		9,750					9,763							10,272						10,826						10,845						10,040						10,255					10,979					11,589
American Funds® Preservation Portfolio - Class ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class ABLE-F-2
Accumulated Value	10,000											10,032						9,336						9,555						10,249						10,838
American Funds® Preservation Portfolio - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class R-1
Accumulated Value						10,000							10,117						10,059						9,907						10,337						10,802					10,712					9,841					9,967				10,597		11,093
American Funds® Preservation Portfolio - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class R-2
Accumulated Value						10,000							10,107						10,056						9,911						10,340						10,821					10,735					9,862					9,987				10,603		11,101
American Funds® Preservation Portfolio - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class R-2E
Accumulated Value						10,000							10,153						10,126						10,013						10,471						10,989					10,930					10,066					10,216				10,886		11,418
American Funds® Preservation Portfolio - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class R-3
Accumulated Value						10,000							10,160						10,153						10,051						10,531						11,070					11,032					10,177					10,350				11,048		11,611
American Funds® Preservation Portfolio - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class R-4
Accumulated Value						10,000							10,192						10,205						10,145						10,661						11,240					11,234					10,407					10,615				11,350		11,976
American Funds® Preservation Portfolio - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class R-5E
Accumulated Value					10,000					10,248							10,287						10,238						10,791						11,397						11,412					10,580					10,810				11,591		12,239
American Funds® Preservation Portfolio - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class R-5
Accumulated Value						10,000							10,222						10,274						10,231						10,783						11,399					11,426					10,614					10,856				11,641		12,317
American Funds® Preservation Portfolio - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Preservation Portfolio — Class R-6
Accumulated Value						10,000							10,227						10,285						10,247						10,805						11,428					11,461					10,652					10,900				11,694		12,380
American Funds® Tax-Exempt Preservation Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Exempt Preservation Portfolio — Class A (with sales charge)
Accumulated Value						9,754							9,957						10,038						9,978						10,480						10,792					10,856					10,179					10,326				10,998		11,469
American Funds® Tax-Exempt Preservation Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Exempt Preservation Portfolio — Class C (with sales charge)
Accumulated Value						10,000							10,148						10,158						10,026						10,456						10,681					10,676					9,939					10,011				10,661		11,118
American Funds® Tax-Exempt Preservation Portfolio - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Exempt Preservation Portfolio — Class T (with sales charge)
Accumulated Value			9,750					9,897							9,866						10,393						10,734						10,829						10,183					10,365					11,088				11,598
American Funds® Tax-Exempt Preservation Portfolio - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Exempt Preservation Portfolio — Class F-1
Accumulated Value						10,000							10,213						10,308						10,233						10,740						11,054					11,125					10,424					10,570				11,263		11,728
American Funds® Tax-Exempt Preservation Portfolio - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Exempt Preservation Portfolio — Class F-2
Accumulated Value						10,000							10,237						10,348						10,314						10,859						11,208					11,301					10,618					10,797				11,526		12,048
American Funds® Tax-Exempt Preservation Portfolio - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											American Funds Tax-Exempt Preservation Portfolio — Class F-3
Accumulated Value				10,000					10,270							10,246						10,797						11,155						11,258						10,590					10,781					11,532				12,054
MSCI ACWI (All Country World Index) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI (All Country World Index)
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,000	9,452	11,230	11,578	10,212		13,728	10,205	10,642	11,172	11,519	12,582	10,988	12,573	11,162	12,579	12,969	12,517	12,142	12,508	15,323	13,194	13,603	14,093	16,123	14,082	12,265	18,112	18,674	14,781	19,774	14,771	13,553	14,497	14,947	20,292	20,277	17,997	16,020	16,516	16,242	16,230	22,072	21,273	21,932	17,948	17,935	26,090	26,898	23,833	23,816	29,229	29,208
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,000	9,730	11,049	11,395	10,381		14,291	10,451	11,124	11,861	12,232	12,834	12,203	12,921	12,204	13,560	13,984	13,777	13,441	13,870	17,442	14,876	15,342	15,751	18,551	15,857	14,893	21,260	21,926	17,280	22,531	17,397	16,404	18,154	18,722	24,696	24,862	22,640	19,995	20,621	21,087	21,230	27,497	27,597	28,460	23,226	23,383	33,517	34,566	32,056	32,272	38,933	39,196
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,000	9,881	10,220	10,314	10,485		9,952	10,437	11,018	10,010	10,102	10,580	8,391	10,531	11,700	11,162	11,265	10,363	8,421	10,315	11,644	11,853	11,962	11,555	9,309	11,502	9,818	11,796	11,904	12,270	9,883	12,214	9,853	9,946	10,038	12,212	12,155	10,892	9,982	10,073	10,297	10,249	11,563	11,034	11,136	10,333	10,286	11,714	11,821	11,423	11,370	12,127	12,071
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value			10,000	10,000		10,000		10,285	10,442				10,406		10,232	10,389			10,634		11,196	11,367			10,579		11,598	11,776			11,576		11,904	12,086			11,992		10,478	10,639		12,308		10,755	10,920		10,834		11,798	11,979		11,120	12,290	12,478		12,198		12,707
MSCI ACWI (All Country World Index) Ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI (All Country World Index) Ex USA
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,000	9,174	11,482	11,850	10,106		12,966	10,022	10,207	10,535	10,873	12,495	9,760	12,392	9,941	11,723	12,098	11,466	10,938	11,370	12,889	11,416	11,782	12,758	13,600	12,652	9,702	14,803	15,277	12,424	16,990	12,321	10,873	11,142	11,500	16,110	15,976	13,519	12,488	12,888	12,126	12,025	16,889	15,526	16,024	13,590	13,477	19,397	20,018	16,897	16,757	21,109	20,934
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,000	9,793	10,393	10,547	10,711		9,876	10,559	10,726	10,180	10,331	10,837	7,823	10,683	11,331	11,151	11,316	10,615	7,957	10,464	11,190	11,779	11,954	11,628	8,717	11,462	8,864	11,632	11,805	12,283	9,212	12,108	9,016	9,214	9,351	12,130	11,957	9,877	9,373	9,512	9,609	9,472	10,438	10,267	10,420	9,774	9,635	10,851	11,012	10,707	10,554	11,315	11,154
Bloomberg U.S. Aggregate Index One [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,000	9,881	10,220	10,314	10,485		9,952	10,437	11,018	10,010	10,102	10,580	8,391	10,531	11,700	11,162	11,265	10,363	8,421	10,315	11,644	11,853	11,962	11,555	9,309	11,502	9,818	11,796	11,904	12,270	9,883	12,214	9,853	9,946	10,038	12,212	12,155	10,892	9,982	10,073	10,297	10,249	11,563	11,034	11,136	10,333	10,286	11,714	11,821	11,423	11,370	12,127	12,071
Bloomberg 1-5 Year U.S. Government/Credit A+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 1-5 Year U.S. Government/Credit A+ Index
Accumulated Value	$ 10,000	$ 10,000	10,000	10,000	$ 10,000	10,000	$ 10,020	10,077	10,114	$ 10,206		$ 9,935	10,175	$ 10,630	10,045	10,081	$ 10,243	$ 9,249	10,212	$ 11,098	10,656	10,695	$ 10,210	$ 9,497	10,180	$ 11,026	11,125	11,166	$ 10,831	$ 10,123	10,799	$ 10,265	11,053	11,094	$ 11,309	$ 10,677	11,275	$ 10,540	10,290	10,328	$ 11,235	11,202	$ 11,235	10,566	10,605	$ 10,460	10,429	$ 11,850	11,263	11,304	$ 10,740	10,708	11,879	11,923	$ 11,448	11,414	$ 12,075	12,039
Bloomberg Municipal Bond 1-7 Year Blend Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond 1-7 Year Blend Index
Accumulated Value			$ 10,000	$ 10,000		$ 10,000		$ 10,135	$ 10,239				$ 10,159		$ 10,100	$ 10,204			$ 10,303		$ 10,685	$ 10,794			$ 10,267		$ 11,034	$ 11,147			$ 10,862		$ 11,135	$ 11,249			$ 11,217		$ 10,423	$ 10,530		$ 11,319		$ 10,649	$ 10,757		$ 10,596		$ 11,294	$ 11,409		$ 10,825	$ 11,783	$ 11,904		$ 11,480		$ 11,978